Note 15 - Power Purchase Contract Liability (Details) - Long Term Liabilities Relating to PPA Contracts (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Contract for Purchase of Electric Power [Line Items]
Total	$ 4,148,404	$ 4,058,924	$ 3,881,870
Woodstock Hills Wind Farm [Member]
Long-term Contract for Purchase of Electric Power [Line Items]
Rate levelization adjustment		918,183	594,234
Unfavorable contract liabilities		3,271,015	3,431,884
Total		$ 4,189,198	$ 4,026,118